UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE


Report for the Calendar Year of Quarter Ended:   September 30, 2007



Check here if Amendment [];
         This Amendment (Check only one.):
                        []  is a restatement.
                          adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Dividend Growth Advisors, LLC
Address: 58 Riverwalk Blvd, Ste. 2A
         Ridgeland, SC 29936

Form 13F File Number: 28-11952

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    C. Troy Shaver, Jr.
Title:   President
Phone:   (843) 645-9700

Signature, Place, and Date of Signing:




/s/ C.Troy Shaver, Jr.    Ridgeland, SC      October 19, 2007
------------------------  ------------      ------------
    [Signature] 	  [City, State]      [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)





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Report Summary:

Number of Other Included Managers:             0
                                        -------------

Form 13F Information Table Entry Total:      71
                                        -------------

Form 13F Information Table Value Total:   259071
                                        -------------
                                         (thousands)

List of Other Included Managers:

 {None}

                                        2



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 FORM 13F INFORMATION TABLE

                                                      INVEST-   OTHER   VOTING
NAME OF         TITLE   CUSIP    	VALUE  SHRS  MENT DIS- 	MANA-  AUTHORITY
ISSUER          CLASS           	(X$1000)       CRETION   GERS    SOLE


					DISC		SOLE
AFLAC INC	COMMON	^001055102	4093	71760	SOLE	N/A	71760
ALBEMARLE CORP	COMMON	^012653101	6390	144585	SOLE	N/A	144585
AIG		COMMON	026874107	2211	32680	SOLE	N/A	32680
AMGEN INC	COMMON	031162100	420	7416	SOLE	N/A	7416
APTARGROUP INC	COMMON	0383362103	2749	72600	SOLE	N/A	72600
ARCHER-DANIELS	COMMON	039483102	6294	190275	SOLE	N/A	190275
AT&T INC	COMMON	0206R201	305	7209	SOLE	N/A	7209
ADP		COMMON	053015103	6321	137617	SOLE	N/A	137617
BANK OF AMERICA	COMMON	^060505104	9176	182532	SOLE	N/A	182532
BIOGEN IDEC INC	COMMON	09062X103	307	4625	SOLE	N/A	4625
CATERPILLAR INC	COMMON	149123101	7994	101925	SOLE	N/A	101925
CITIGROUP INC	COMMON	172967101	6306	135120	SOLE	N/A	135120
COMMUNITY CAP	COMMON	20363C102	280	13666	SOLE	N/A	13666
CROSSTEX ENE	COMMON	22765Y104	373	9850	SOLE	N/A	9850
CROSSTEX ENE	COMMON	22765U102	359	10420	SOLE	N/A	10420
DNP SELECT INC	COMMON	23325P104	190	17500	SOLE	N/A	17500
DUFF & PHELPS 	COMMON	26432K108	137	12800	SOLE	N/A	12800
EATON VANCE 	COMMON	278265103	6954	174030	SOLE	N/A	174030
ECOLAB INC	COMMON	278865100	1928	40840	SOLE	N/A	40840
EMERSON ELEC	COMMON	291011104	1102	20712	SOLE	N/A	20712
ENBRIDGE ENERGY	COMMON	29250R106	9696	198579	SOLE	N/A	198579
ENERGY TRANSFER	COMMON	29273V100	1042	24000	SOLE	N/A	24000
ENERGY TRANSFER	COMMON	29273R109	9637	226135	SOLE	N/A	226135
ENTERPRISE PROD	COMMON	293792107	11463	378940	SOLE	N/A	378940
EQUITABLE RESOU	COMMON	294549100	227	4370	SOLE	N/A	4370
EXXON MOBIL 	COMMON	30231G102	1375	14854	SOLE	N/A	14854
FLUOR		COMMON	343858205	218	1513	SOLE	N/A	1513
FRANKLIN ELEC	COMMON	353514102	2625	63847	SOLE	N/A	63847
GENERAL ELEC	COMMON	369604103	10459	252615	SOLE	N/A	252615
GENZYME CORP	COMMON	372917104	297	4800	SOLE	N/A	4800
ILLINOIS TOOL	COMMON	452308109	3349	56160	SOLE	N/A	56160
IBM		COMMON	459200101	5373	45613	SOLE	N/A	45613
JOHN HANCOCK	COMMON	409905106	290	8295	SOLE	N/A	8295
JOHN HANCOCK	COMMON	41013V100	206	10867	SOLE	N/A	10867
J&J		COMMON	478160104	5224	79521	SOLE	N/A	79521
JPMORGAN CHASE	COMMON	46625H100	987	21548	SOLE	N/A	21548
KINDER MORGAN 	COMMON	494550106	1493	30220	SOLE	N/A	30220
LINEAR TECH	COMMON	535678106	2712	77500	SOLE	N/A	77500
LOWES COS INC	COMMON	548661107	1379	47002	SOLE	N/A	47002
MAGELLAN MIDS	COMMON	55907R108	10068	251515	SOLE	N/A	251515
MCDONALD'S CORP	COMMON	580135101	7474	137220	SOLE	N/A	137220
MEDTRONIC INC	COMMON	585055106	4324	76651	SOLE	N/A	76651
MERIDIAN BIO	COMMON	589584101	2184	72053	SOLE	N/A	72053
MICROSOFT CORP	COMMON	594918104	317	10770	SOLE	N/A	10770
NATURAL RESOURC	COMMON	63900P103	11284	361905	SOLE	N/A	361905
NUCOR CORP	COMMON	670346105	1706	27006	SOLE	N/A	27006
NUSTAR ENERGY 	COMMON	67058H102	4752	79966	SOLE	N/A	79966
NUVEEN PENN 	COMMON	670972108	175	12800	SOLE	N/A	12800
ONEOK PARTNERS	COMMON	682680103	813	13670	SOLE	N/A	13670
PAYCHEX INC	COMMON	704326107	2715	66210	SOLE	N/A	66210
PENN VIRGINIA 	COMMON	707884102	292	10650	SOLE	N/A	10650
PEPSICO INC	COMMON	713448108	4756	64924	SOLE	N/A	64924
PFIZER INC	COMMON	717081103	4697	192266	SOLE	N/A	192266
PIMCO CORPORATE	COMMON	72200U100	629	43700	SOLE	N/A	43700
PIMCO MUNI INCO	COMMON	72200N106	414	28100	SOLE	N/A	28100
PLAINS ALL AMER	COMMON	726503105	7603	139537	SOLE	N/A	139537
PRAXAIR INC	COMMON	74005P104	6146	73370	SOLE	N/A	73370
PRINCIPAL FIN	COMMON	74251V102	259	4100	SOLE	N/A	4100
P&G		COMMON	742718109	5787	82263	SOLE	N/A	82263
ROPER IND	COMMON	776696106	7817	119335	SOLE	N/A	119335
SEI INVESTMENT	COMMON	784117103	1913	70115	SOLE	N/A	70115
STATE STREET 	COMMON	857477103	5463	80155	SOLE	N/A	80155
SUNOCO LOGIST	COMMON	86764L108	11950	233615	SOLE	N/A	233615
SYNOVUS FINAN	COMMON	8716C0105	3056	108940	SOLE	N/A	108940
TEPPCO PARTNERS	COMMON	872384102	426	11200	SOLE	N/A	11200
UNITED TECH	COMMON	913017109	6741	83770	SOLE	N/A	83770
UNIVERSAL STAIN	COMMON	913837100	307	7706	SOLE	N/A	7706
WACHOVIA CORP	COMMON	929903102	1567	31242	SOLE	N/A	31242
WALGREEN CO.	COMMON	931422109	1134	24000	SOLE	N/A	24000
WELLS FARGO 	COMMON	949746101	5083	142710	SOLE	N/A	142710
WILLIAMS PART	COMMON	96950F104	5278	127735	SOLE	N/A	127735


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